NOVEMBER 12, 2015

SUPPLEMENT TO
THE HARTFORD BALANCED INCOME FUND

HARTFORD DURATION-HEDGED STRATEGIC INCOME FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD TOTAL RETURN BOND FUND

THE HARTFORD UNCONSTRAINED BOND FUND

(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

EACH PROSPECTUS DATED MARCH 1, 2015,
AS LAST SUPPLEMENTED MAY 7, 2015
AND EACH SUMMARY PROSPECTUS DATED MARCH 1, 2015

Effective June 30, 2016, Lucius T. Hill will be retiring and withdrawing from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP (“Wellington Management”), the sub-adviser to The Hartford Balanced Income Fund, Hartford Duration-Hedged Strategic Income Fund, The Hartford Strategic Income Fund, The Hartford Total Return Bond Fund and The Hartford Unconstrained Bond Fund (the “Funds”). Accordingly, Mr. Hill will no longer serve as a portfolio manager for the Funds effective as of the same date.

Wellington Management intends for Mr. Hill to maintain his current responsibilities until his retirement. As part of its overall succession planning efforts, Wellington Management has been adding depth and breadth to its fixed income group and believes it is well positioned to transition Mr. Hill’s responsibilities in connection with his retirement. Upon Mr. Hill’s retirement, it is anticipated that Scott I. St. John will assume sole portfolio management responsibilities for the fixed income portion of The Hartford Balanced Income Fund.  Mr. St. John has been a portfolio manager for the fixed income portion of The Hartford Balanced Income Fund since its inception in 2006.  With respect to Hartford Duration-Hedged Strategic Income Fund, The Hartford Strategic Income Fund, The Hartford Total Return Bond Fund and The Hartford Unconstrained Bond Fund, Joseph F. Marvan and Campe Goodman, who currently serve as portfolio managers for each Fund, will remain as portfolio managers for these Funds and Mr. Marvan will assume Mr. Hill’s responsibilities upon his retirement.  Messrs. Marvan and Goodman each has been a portfolio manager for The Hartford Strategic Income Fund, The Hartford Total Return Bond Fund and The Hartford Unconstrained Bond Fund since 2012 and for Hartford Duration-Hedged Strategic Income Fund since its inception in 2013.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.

November 2015

HV- 7254